SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2017
Summary Of Significant Accounting Policies Tables
Foreign currency translation

	September 30, 2017	September 30, 2016	September 30, 2015
Year-end CAD: USD exchange rate	0.8022	0.7610	0.7458
Average Yearly CAD: USD exchange rate	0.7610	0.7545	0.8145
Year-end RMB: USD exchange rate	0.1503	0.1499	0.1574
Average Yearly RMB: USD exchange rate	0.1468	0.1531	0.1625
Year-end HKD: USD exchange rate	0.1280	0.1290	0.1290
Average Yearly HKD: USD exchange rate	0.1285	0.1289	0.1290

Schedule of antidilutive securities excluded from computation of earnings per share
	2017	2016	2015
Stock options	14,750,000	14,750,000	14,750,000
Common stock warrants	4,551,945	3,410,280	1,674,655
Total	19,301,945	18,160,280	16,424,655

Property plant and equipment
Furniture and Fixtures	5 - 7 years
Machinery and Equipment	3 - 7 years
Leasehold Improvement	6 years